Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	YALLA GROUP LIMITED
Entity Central Index Key	0001794350
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	#230, Building 16, Dubai Internet City
Entity Address, City or Town	Dubai
Entity Address, Postal Zip Code	501913
Securities Act File Number	001-39552
Entity Address, Country	AE
ICFR Auditor Attestation Flag	true
Auditor Opinion [Text Block]

Opinions on the Consolidated Financial Statements and Internal Control Over Financial Reporting

We have audited the accompanying consolidated balance sheets of Yalla Group Limited and subsidiaries (the Company) as of December 31, 2024 and 2025, the related consolidated statements of comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, the consolidated financial statements). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013)issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025 based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yang Hu
Entity Address, Address Line One	#230, Building 16, Dubai Internet City
Entity Address, City or Town	Dubai
Entity Address, Postal Zip Code	501913
City Area Code	971
Local Phone Number	4587 7388
Contact Personnel Email Address	hu.yang@yalla.com
Entity Address, Country	AE
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share
Trading Symbol	YALA
Security Exchange Name	NYSE
Class A Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	128,227,316
No Trading Symbol Flag	true
Class B Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	24,734,013